Document and Entity Information	Jan. 29, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 29, 2020
Entity Registrant Name	KULICKE & SOFFA INDUSTRIES INC
Entity Central Index Key	0000056978
Amendment Flag	false
Entity Incorporation, State or Country Code	PA
Entity File Number	000-00121
Entity Tax Identification Number	23-1498399
Entity Address, Address Line One	23A Serangoon North Avenue 5
Entity Address, Address Line Two	#01-01
Entity Address, Address Line Three	K&S Corporate Headquarters
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	554369
City Area Code	215
Local Phone Number	784-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Without Par Value
Trading Symbol	KLIC
Security Exchange Name	NASDAQ